CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OPERATING ACTIVITIES
(Loss)/profit before income tax for the year	$ (8,313)	¥ (52,836)	¥ 24,179	¥ (49,302)
Adjustments for:
Finance costs	650	4,128	3,457	383
Interest income	(1,157)	(7,358)	(7,330)	(6,797)
Expenses related to issuance of shares	248	1,579
Fair value (gain)/loss on financial instruments, net	6,034	38,349	(31,334)
Depreciation of property, plant and equipment	80	510	565	534
Depreciation of right-of-use assets	215	1,366	1,663	1,816
Amortization of intangible assets	139	884	156	1,185
Impairment losses on trade receivables	604	3,840	4,544	7,673
Impairment losses on contract assets	56	357	172	33
Impairment losses on other receivables	38	239
Impairment losses/(reversal) on amounts due from related companies	(174)	(1,106)	(554)	1,661
Impairment loss on intangible assets				16,662
Impairment loss of goodwill				31,478
Changes in working capital
Inventories	(23)	(148)	(201)	490
Trade and bills receivables	1,035	6,580	26,263	3,372
Contract assets	(123)	(780)	(18,595)	(83,920)
Prepayments	(291)	(1,852)	406	8,639
Other receivables	(146)	(930)	41	61
Other current assets	284	1,805	(504)	(3,485)
Trade payables	(1,181)	(7,507)	(38,471)	31,722
Other payables and accruals	128	813	(10,961)	10,064
Cash used in operations	(1,897)	(12,067)	(46,504)	(27,731)
Income tax paid		(1)	(22)	(2,609)
Net cash flows used in operating activities	(1,897)	(12,068)	(46,526)	(30,340)
INVESTING ACTIVITIES
Interest received	592	3,760	7,667	7,359
Additions of service concession right	(11)	(68)	(7,575)	(9,212)
Purchase of property, plant and equipment	(4)	(28)	(266)	(630)
Prepayment for right-of-use assets	(9)	(55)
Purchase of structured deposit product	(9,440)	(60,000)	(45,000)
Disposal of property, plant and equipment	1	6	96	30
Disposal of a subsidiary	(41)	(263)
Loan to an unrelated company	(12,587)	(80,000)
Repayment from loans due from related companies	19,667	125,000
Proceeds from maturity of structured deposit product	10,227	65,000	40,000
Net cash flows (used in)/from investing activities	8,395	53,352	(5,168)	(2,453)
Net cash flows (used in)/from investing activities	8,395	53,352	(5,168)	(2,453)
FINANCING ACTIVITIES
Proceeds from issuance of shares	6,607	41,996
Proceeds from bank loans			50,000	30,000
Repayments of bank loans	(472)	(3,000)
Advances from related companies	57	360	4,082	6,759
Advances from the Shareholder			462
Repayment to related companies	(7,890)	50,148		5,704
Repayments to the Shareholder	(1,125)	7,149
Payment of principal portion of lease liabilities	(230)	(1,463)	(1,769)	(1,503)
Payment of interest expenses of lease liabilities	(24)	(150)	(80)	(102)
Deemed distribution to the controlling shareholder	(1,620)	(10,297)
Payments related to issuance of shares			(72)
Dividends paid to non-controlling shareholders		(4,900)
Dividends paid to non-controlling shareholders	(771)	(4,900)
Advances from non-controlling shareholder				13,717
Interest paid	(635)	(4,035)	(4,028)	(345)
Net cash flows from/(used in) financing activities	(6,103)	(38,786)	48,595	42,822
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	395	2,498	(3,099)	10,029
NET FOREIGN EXCHANGE DIFFERENCE	(115)	(719)	281	(27)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	8,902	56,580	59,398	49,396
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 9,182	¥ 58,359	¥ 56,580	¥ 59,398